Preferred and Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK

NOTE 9: PREFERRED AND COMMON STOCK

Vested, Surrendered and Forfeited

During the nine month period ended September 30, 2018, 3,333 restricted stock units issued to the Company’s employees in 2016 vested.

During the nine month period ended September 30, 2017, 0 restricted stock units issued to the Company’s employees vested.

During the nine month period ended September 30, 2018, 4,500 restricted shares of common stock were forfeited upon termination of employment.

During the nine month period ended September 30, 2017, 0 restricted shares of common stock were forfeited upon termination of employment.

Conversion of Preferred Stock

During the nine month period ended September 30, 2017, 2,436 shares of convertible preferred stock were converted into 1,740,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided the option to the holders of these shares to convert all or any such then-outstanding shares of preferred stock into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $14.00 per share of common stock. Following this conversion, the Company cancelled the undeclared preferred dividend of the converted shares of $702. The cancelled undeclared dividend was converted to 50,150 shares of common stock with a fair value of $84 at the date of issuance (See also note 12).

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On April 19, 2017, Navios Holdings announced the completion of the offer commenced on March 21, 2017, to exchange newly issued shares of the Company’s common stock for any and all outstanding American Depositary Shares, each representing 1/100th of a share of either Series G or Series H. 360 Series G and 406 Series H shares were validly tendered, representing an aggregate nominal value of approximately $1,914 ($1,843 net of fees). Navios Holdings paid for tender offer expenses $485, and issued a total of 625,815 shares of common stock with a fair value of $1,127. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series G and Series H of $270.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of September 30, 2018 were $27,372.

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result, the respective dividend rate increased by 0.25%.

Issuances to Employees, Officers and Directors

On December 11, 2017, pursuant to the stock plan approved by the Board of Directors, 4,320,975 shares of common stock were granted to Navios Holdings employees, officers and directors and issued on January 16, 2018.

Navios Holdings had outstanding as of September 30, 2018 and December 31, 2017, 124,706,280 and 120,386,472 shares of common stock, respectively, 14,191 Series G, 28,612 Series H and 3,499 shares of convertible preferred stock for both periods.

NOTE 16: PREFERRED AND COMMON STOCK

Vested, Surrendered and Forfeited

During 2017, 843,332 restricted stock units, issued to the Company’s employees in 2016, vested.

During 2016, 24,970 restricted stock units, issued to the Company’s employees in 2014 and 2013, vested.

During 2015, 16,960 restricted stock units, issued to the Company’s employees in 2013 and 2012, vested.

During the year ended December 31, 2017 and 2016, 4,232 and 2,908 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Conversion of Preferred Stock

During the year ended December 31, 2017, 2,436 shares of convertible preferred stock were converted into 1,740,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided the option to the holders of these shares to convert all or any such then-outstanding shares of preferred stock into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $14.00 per share of common stock.  Following this conversion, the Company cancelled the undeclared preferred dividend of the converted shares of $702, and issued 50,150 shares of common stock with a fair value of $84 at the date of issuance (See also note 19).

During the year ended December 31, 2016, there were no conversions of preferred stock.

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On November 8, 2016, the Company announced the completion of the offer to exchange cash and/or newly issued shares of common stock for any and all outstanding of its Series G and Series H. A total number of 5,449 Series G and 18,982 Series H were validly tendered in the exchange offer, representing an aggregate book value of $61,078. The Company paid an aggregate of $9,323 in cash, which includes tender offer expenses, and issued a total of 7,589,176 shares of common stock, with a fair value of $7,893 at the date of the issuance.

On April 19, 2017, Navios Holdings announced the completion of the offer commenced on March 21, 2017, to exchange newly issued shares of the Company’s common stock for any and all outstanding American Depositary Shares, each representing 1/100th of a share of either Series G or Series H. 360 Series G and 406 Series H shares were validly tendered, representing an aggregate nominal value of approximately $1,843. Navios Holdings paid for tender offer expenses $571, and issued a total of 625,815 shares of common stock with a fair value of $1,127. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series G and Series H of $270 (See also note 19).

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of December 31, 2017 were $19,693 (net of cancelled dividends).

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result the respective dividend rate increased by 0.25%.

Issuances to Employees, Officers and Directors

On December 11, 2017, pursuant to the stock plan approved by the Board of Directors, 4,320,975 common stock was granted to Navios Holdings employees, officers and directors and issued on January 16, 2018.

On December 11, 2015, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees, officers and directors 2,540,000 shares of restricted common stock and 1,000,000 stock options.

Acquisition of Treasury Stock

In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings’ common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company’s credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in the Company’s discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and Series H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid. As of December 31, 2016,  948,584 shares, were repurchased under this program, for a total consideration of $818. In total, up until February 2016, 1,147,908 shares were repurchased under this program, for a total consideration of $1,070. Since that time, this program has been suspended by the Company.

Navios Holdings had outstanding as of December 31, 2017 and 2016, 120,386,472 and 117,131,407 shares of common stock, respectively, and preferred stock 46,302 (14,191 Series G, 28,612 Series H and 3,499 shares of convertible preferred stock) and 49,504 (14,551 Series G, 29,018 Series H and 5,935 shares of convertible preferred stock), respectively.